Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Summary Of Significant Accounting Policies [Abstract]
Deferred income taxes
We follow the liability method of accounting for income taxes. Under the liability method, deferred income taxes are recognized for the difference between financial statement carrying values and the respective income tax basis of assets and liabilities (temporary differences). Deferred income tax assets and liabilities are measured using substantively enacted income tax rates and laws expected to apply in the years in which temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is charged or credited to income, except when it is related to items charged or credited to either other comprehensive income or directly to equity.

Financial assets
Financial assets are initially measured at fair value. In the case of a financial asset not at fair value through profit or loss, the financial asset is initially measured at fair value plus or minus transaction costs.

Under IFRS 9 Financial Instruments ("IFRS 9"), financial assets are subsequently measured at amortised cost, fair value through profit or loss (FVPL), or fair value through other comprehensive income (FVOCI). The classification is based on two criteria: the Company’s business model for managing the assets; and whether the financial asset’s contractual cash flows represent ‘solely payments of principal and interest’ on the principal amount outstanding (the ‘SPPI criterion’).

Our financial assets include cash and cash equivalents and other receivables. The classification and measurement of these financial assets are at amortized cost, as these assets are held within our business model with the objective to hold the financial assets in order to collect contractual cash flows that meet the SPPI criterion.

Financial liabilities
Financial liabilities are initially measured at fair value and are subsequently measured at amortised cost or FVPL. Our financial liabilities include trade accounts payable, other liabilities and warrant derivative. The classification and measurement of trade accounts payable and other liabilities are at amortized cost. The classification and measurement of warrant derivative is at FVPL.

Impairment
Under IFRS 9, accounting for impairment losses for financial assets uses a forward-looking expected credit loss (ECL) approach.

IFRS 9 requires that we record a loss allowance for ECLs on all financial assets not held at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive. The shortfall is then discounted at an approximation to the asset’s original effective interest rate.

Fair value measurement
Fair value is the price that would be received to sell an asset, or paid to transfer a liability in an orderly transaction between market participants, at the measurement date. In determining the fair value measurement of our financial instruments we prioritize the related inputs used in measuring fair value into the following hierarchy:
Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2 - Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;
Level 3 - Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

Foreign currency translation
The financial statements for each of our subsidiaries are prepared using their functional currency. Our functional and presentation currency is the Canadian dollar. Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. Exchange differences resulting from the settlement of such transactions and from the translation at exchange rates ruling at the statement of financial position date of monetary assets and liabilities denominated in currencies other than the functional currency are recognized directly in the consolidated statement of loss and comprehensive loss.
Exceptions to this are where the monetary items form part of the net investment in a foreign operation and the foreign operation's functional currency is the local currency. These exchange differences are initially recognized in equity. The statement of financial position of foreign operations is translated into Canadian dollars using the exchange rate at the statement of financial position date and the income statements are translated into Canadian dollars using the average exchange rate for the period. Where this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, the exchange rate on the transaction date is used. Exchange differences on translation into Canadian dollars are recognized as a separate component of equity. On disposal of a foreign operation, any cumulative exchange differences held in equity are transferred to the consolidated statement of loss and comprehensive loss.

Loss per common share
Basic loss per common share is determined using the weighted average number of common shares outstanding during the period.
We use the treasury stock method to calculate diluted loss per common share. Under this method, diluted loss per common share is computed in a manner consistent with basic loss per common share except that the weighted average common shares outstanding are increased to include additional common shares from the assumed exercise of options and warrants, if dilutive. The number of additional common shares is calculated by assuming that any outstanding “in the money” options, restricted share units, performance share units and warrants were exercised at the later of the beginning of the period or the date of issue and that the proceeds from such exercises were used to acquire shares of common stock at the average market price during the reporting period.

Property and equipment
Property and equipment are recorded at cost. Depreciation is provided on bases and at rates designed to amortize the cost of the assets over their estimated useful lives. Depreciation is recorded using the declining balance method at the following annual rates:

Office equipment and furniture	20%
Medical equipment	20%
Computer equipment	30%
Leasehold improvements	Straight-line over the term of the lease

Leases
At inception of a contract, we assess whether a contract is, or contains a lease by determining whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, we assess whether:

•	the contract involves the use of an identified asset;

•	we have the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use; and

•	we have the right to direct the use of the identified asset.

A right-of-use asset and corresponding lease liability is recognized on the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term. In addition, the right-of-use asset is reduced by impairment losses and adjusted for certain remeasurements of the lease liabilities, if any.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the implicit interest rate in the lease. If the rate cannot be readily determined, our incremental rate of borrowing is used. The lease liability is subsequently measured at amortized cost using the effective interest method. The lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in our estimate of the amount expected to be payable under a residual value guarantee, if we change our assessment of whether we will exercise a purchase, extension or termination option, or if the underlying lease contract is amended.
We have elected not to separate fixed non-lease components from lease components and instead account for each lease component and associated fixed non-lease components as a single lease component.

We have elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less. We recognize the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Research and development costs
Research and development costs are expensed as incurred, net of recoveries. We record accruals for the estimated costs of our research and development activities performed by third parties. The financial terms of these agreements are subject to negotiation, vary from contract to contract and may result in uneven payment flows to our vendors. Payments under the contracts depend on factors such as the achievement of certain events, successful enrollment of patients, and completion of certain clinical trial activities. We generally accrue costs associated with the treatment phase of clinical trials based on the total estimated cost of the treatment phase on a per patient basis and we expense the per patient cost ratably over the estimated patient treatment period based on patient enrollment in the trials. Advance payments for goods or services that will be used or rendered for future research and development activities are capitalized as prepaid expenses and recognized as expense as the related goods are delivered or the related services are performed. We base our estimates on the best information available at the time. However, additional information may become available to us which may allow us to make a more accurate estimate in future periods. In this event, we may be required to record adjustments to research and development expenses in future periods when the actual level of activity becomes more certain. Such increases or decreases in cost are generally considered to be changes in estimates and will be reflected in research and development expenses in the period identified.
Development costs that meet specific criteria related to technical, market and financial feasibility will be capitalized. To date, all development costs have been expensed.

Revenue recognition
Revenue relates to a long-term contract associated with a regional licensing agreement (the "Licensing Agreement") with Adlai Nortye Biopharma Co., Ltd. ("Adlai"). The pricing for the contract was based on the specific negotiations with Adlai and includes non-refundable upfront license fees, development and regulatory milestone payments, royalties and sales-based milestone payments. We account for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.
Under the Licensing Agreement, we have granted a regional license to our intellectual property. The granting of this license is accounted for as one performance obligation. We have determined that we provide Adlai with a right to access our intellectual property, and therefore recognize revenue related to the upfront license fee over time. Revenue is recognized based on the extent of progress towards completion of the performance obligation using the input method. Under the input method, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. We use this method because Adlai receives and consumes the benefit of our intellectual property as we undertake activities that impact the intellectual property. Management must use judgment in making assumptions and estimates regarding total estimated costs, the complexity of the work to be performed, and the length of time to complete the performance obligation, among other variables.
The contract also provides for development and regulatory milestone payments, royalties and sales-based milestone payments. These amounts are contingent on the occurrence of a future event and therefore give rise to variable consideration. We estimate variable consideration at the most likely amount to which we expect to be entitled. We include estimated amounts in the transaction price when it becomes highly probable that the amount will not be subject to significant reversal when the uncertainty associated with the variable consideration is resolved. Our estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of our anticipated performance and all information (historical, current and forecasted) that is reasonably available to us. Based on this information and related analysis, any quarterly adjustments to revenue are recognized as necessary in the period they become known.
The upfront license fee is not considered a significant financing component because it is used to meet working capital demands that can be higher in the early stages of a contract and to protect us from the other party failing to adequately complete some or all of its obligations under the contract.
Revenue from sales-based royalties and the achievement of annual sales volumes will be recognized when the subsequent sale occurs, as the license of the intellectual property is the predominant item to which the royalty relates. We consider payments associated with the achievement of annual sales volumes to be, in substance, royalty payments and we will recognize such sales-based payments upon achievement of such sales volumes, provided that collection is reasonably assured.
Contract receivable - Contract receivable includes amounts billed and currently due from customers. When appropriate, we provide for an allowance for doubtful accounts by reserving for specifically identified doubtful accounts. We perform a review of our customer’s credit risk and payment histories, including payments made subsequent to year-end.
Contract liability - Our contract liability includes upfront license fees and billings in excess of revenue recognized. Contract liabilities are recognized as revenue as or when we perform under the contract. We classify our contract liability as current or noncurrent based on the timing of when we expect to recognize revenue.

Share based payments
Stock option plan
We have one stock option plan (the “Option Plan”) available to officers, directors, employees and consultants with grants under the Option Plan approved from time to time by our Board of Directors (the “Board”). Under the Option Plan, the exercise price of each option is set at equal to or higher than the trading price of our stock on the date of grant in accordance with Toronto Stock Exchange guidelines. Vesting is provided for at the discretion of the Board and the expiration of options is to be no greater than 10 years from the date of grant. Exercised stock options are settled with common shares issued from treasury.

We use the fair value based method of accounting for stock option awards granted under the Option Plan. We recognize compensation expense and a corresponding adjustment to contributed surplus equal to the fair value of the stock options granted using the Black- Scholes valuation model. The fair value of stock options with a graded vesting schedule is determined based on different expected lives for the options that vest each year, as it would be if the award were viewed as several separate awards, each with a different vesting date, and it is accounted for over the respective vesting period taking into consideration forfeiture estimates. Compensation expense is adjusted for subsequent changes in management’s estimate of the number of options that are expected to vest.
Incentive share award plan
Our incentive share award plan (the "Share Plan") is available to directors, officers and employees. Under our Share Plan, performance share units and restricted share units may be approved from time to time by the Board. Performance share units ("PSUs") are an award to certain officers and employees to which common shares shall be issued based upon achieving the applicable performance criteria. Restricted share units ("RSUs") are an award to certain officers and employees and to non-employee directors to which common shares shall be issued in accordance with the Share Plan.

We recognize compensation expense and a corresponding adjustment to contributed surplus equal to the market value of our common shares at the date of grant based on the number of PSUs/RSUs expected to vest, recognized over the term of the vesting period. Compensation expense is adjusted for subsequent changes in management’s estimate of the number of PSUs/RSUs that are expected to vest. The effect of these changes is recognized in the period of the change.

Accounting standards and interpretations issued but not yet effective
IFRS 16 Leases (“IFRS 16”) replaces IAS 17 Leases (“IAS 17”) and related interpretations for annual periods beginning on or after January 1, 2019. We have adopted IFRS 16 using the modified retrospective approach, under which the cumulative effect of the initial application is recognized in retained earnings at January 1, 2019. We have not restated comparatives for 2018. On transition to IFRS 16, we elected to apply the following practical expedients:

•	Applied the exemption for short-term leases that have a remaining lease term of less than 12 months as at January 1, 2019;

•	Excluded initial direct costs for the measurement of right-of-use assets as at January 1, 2019;

•
Relied upon our assessment of whether leases are onerous under the requirement of IAS 37, Provisions, contingent liabilities and contingent assets as at December 31, 2018 as an alternative to reviewing our right-of-use assets for impairment; and

•
Measured the right-of-use assets at an amount equal to the lease liability, adjusted by the amount of lease incentive liability related to that lease recognized in the statement of financial position immediately before the date of initial application.

We have elected not to separate fixed non-lease components from lease components and instead account for each lease component and associated fixed non-lease components as a single lease component.

On transition to IFRS 16, we recognized $882,437 of lease liabilities. Lease liabilities have been measured by discounting future lease payments using our incremental borrowing rate at January 1, 2019 as rates implicit in the leases were not readily determinable. The weighted-average rate applied was 15%.

The following table summarizes the impacts of adopting IFRS 16 on the consolidated financial statements:

	Impact of changes
	As reported as at December 31, 2018	Effects of IFRS 16 transition	Subsequent to transition as at January 1, 2019
Right-of-use assets	—	808,025	808,025
Other current and non-current assets	14,865,253	—	14,865,253
Total assets	14,865,253	808,025	15,673,278
Other liabilities	113,750	(74,412)	39,338
Lease liabilities	—	882,437	882,437
Other current and non-current liabilities	8,556,140	—	8,556,140
Total liabilities	8,669,890	808,025	9,477,915
Total shareholders' equity	6,195,363	—	6,195,363

Prior to adopting IFRS 16, our total minimum operating lease commitments as at December 31, 2018 were $961,575. The difference between the total of the minimum lease payments set out in Note 11 of our 2018 annual consolidated financial statements and the total lease liabilities recognized on transition was a result of the effect of discounting on the minimum lease payments.